Note 4 - Collaboration Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Collaboration Revenue [Table Text Block]
December 31, 2020
$

Collaboration arrangement	9,455
Fair value of Series A-2 Preferred Shares (Note 15)	5,267
Fair value of the Forward (Note 16)	278

Total cash proceeds	15,000